Restatement (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and due from banks	$ 12,334,358	$ 18,535,302
Cash and cash equivalents	13,312,915	20,192,839	$ 12,583,313
Deferred income taxes	1,029,019	1,220,105
Other assets	2,524,842	1,028,162
Total assets	379,831,359	345,309,996
Retained earnings	12,713,099	9,960,410
Total stockholders' equity	39,012,277	36,223,361	$ 32,702,470
Total liabilities and stockholders' equity	379,831,359	$ 345,309,996
As previously reported [Member]
Cash and due from banks	13,504,081
Cash and cash equivalents	14,482,638
Deferred income taxes	1,420,891
Other assets	1,356,982
Total assets	380,225,094
Retained earnings	13,106,834
Total stockholders' equity	39,406,012
Total liabilities and stockholders' equity	380,225,094
Restatement adjustment [Member]
Cash and due from banks	(1,169,723)
Cash and cash equivalents	(1,169,723)
Deferred income taxes	(391,872)
Other assets	1,167,860
Total assets	(393,735)
Retained earnings	(393,735)
Total stockholders' equity	(393,735)
Total liabilities and stockholders' equity	$ (393,735)